UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY         November 13, 2009
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $128,819
                                         (thousands)

List of Other Included Managers:  NONE

                                    TITLE OF                   VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS           CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ACME PACKET INC                     COM             004764106     200    20000             SOLE                  20000
ADEPT TECHNOLOGY INC                COM             006854202      61    19015             SOLE                  19015
ADOBE SYSTEMS INC                   COM             00724F101     562    17000             SOLE                  17000
AEHR TEST SYSTEMS                   COM             00760J108      26    20000             SOLE                  20000
AMARIN CORPORATION PLC              COM             023111206     578   383008             SOLE                 383008
Analog Devices Inc                  COM             032654105     238     8637             SOLE                   8637
APPLE INC                           COM             037833100    1380     7447             SOLE                   7447
ARM HOLDINGS PLC                    SPONSORED ADR   042068106     140    20000             SOLE                  20000
Asia Special Situation Acq          COM             G0538M113     754    76600             SOLE                  76600
AVOCENT CORPORATION                 COM             053893103     345    17000             SOLE                  17000
BELDEN INC                          COM             077454106    2310   100000             SOLE                 100000
BLUE COAT SYSTEMS INC               COM             09534T508     845    37400             SOLE                  37400
BRIGHTPOINT INC                     COM             109473405     991   113300             SOLE                 113300
BROCADE COMMUNICATIONS SYS          COM             111621306    1893   240800             SOLE                 240800
CAGLES INC                          COM             127703106      66    16300             SOLE                  16300
CAPITOL ACQUISITION CORP            COM             14055E104    5747   581676             SOLE                 581676
China Cablecom Holdings LTD         SHS             G21176105     899  1082945             SOLE                1082945
China Infrastructure Invt Co        COM             16944H107     180    66666             SOLE                  66666
COGNIZANT TECH SOLUTIONS            COM             192446102     606    15682             SOLE                  15682
DRUGSTORE.COM INC                   COM             262241102      73    30000             SOLE                  30000
ELECTRONICS FOR IMAGING             COM             286082102     192    17000             SOLE                  17000
F5 NETWORKS INC                     COM             315616102    1823    46000             SOLE                  46000
GENERAL CABLE CORP                  COM             369300108     470    12000             SOLE                  12000
GLOBAL CONSUMER ACQUISITION         COM             378983100    4451   454200             SOLE                 454200
GOLDEN ENTERPRISES                  COM             381010107      42    13830             SOLE                  13830
GOOGLE INC                          CL A            38259P508    1443     2910             SOLE                   2910
IAC INTERACTIVECORP                 COM             44919P508    1365    67600             SOLE                  67600
IMPAX LABORATORIES INC              COM             45256B101     175    20000             SOLE                  20000
INFORMATICA CORP                    COM             45666Q102     811    35900             SOLE                  35900
JABIL CIRCUIT INC                   COM             466313103     912    68000             SOLE                  68000
JEWETT-CAMERON TRADING CO. LTD      COM             47733C207      87    13429             SOLE                  13429
MARVELL TECHNOLOGY GROUP LTD        ORD             G5876H105    1211    74791             SOLE                  74791
MASTERCARD INC                      CL A            57636Q104    1294     6400             SOLE                   6400
MCAFEE INC                          COM             579064106    1195    27300             SOLE                  27300
MDS INC                             COM             55269P302    3658   446700             SOLE                 446700
MICROSOFT CORP                      COM             594918104    2621   101900             SOLE                 101900
MONTEREY GOURMET FOODS INC          COM             612570101     176    87350             SOLE                  87350
MSCI INC                            CL A            55354G100    1302    43950             SOLE                  43950
NETEZZA CORP                        COM             64111N101     281    25000             SOLE                  25000
NICE SYSTEMS LTD                    SPONSORED ADR   653656108    6937   227900             SOLE                 227900
O2MICRO INTERNATIONAL LIMITED       SPONSORED ADR   67107W100     294    55909             SOLE                  55909
OCLARO INC                          COM             67555N107      45    40908             SOLE                  40908
ON SEMICONDUCTOR CORPORATION        COM             682189105    1651   200100             SOLE                 200100
ORACLE INC.                         COM             68389X105    2906   139438             SOLE                 139438
OVERTURE ACQUISITION CORP           SHS             G683OP100     782    78847             SOLE                  78847
PMC - SIERRA INC                    COM             69344F106     174    18181             SOLE                  18181
REPSOL YPF SA                       SPONSORED ADR   759955107       0    14555             SOLE                  14555
RESPONSE GENETICS INC               COM             76123U105     397   240892             SOLE                 240892
RIGHTNOW TECHNOLOGIES INC           COM             76657R106    1164    80600             SOLE                  80600
Sapphire Industrials Corp           COM             80306T109   17728  1787048             SOLE                1787048
SEAGATE TECHNOLOGY                  SHS             G7945J104     913    60000             SOLE                  60000
SILICON LABORATORIES INC            COM             826919102     927    20000             SOLE                  20000
SPDR TRUST SERIES 1                 UNIT SER 1      78462F103    1833    17358             SOLE                  17358
SYNIVERSE HOLDINGS INC              COM             87163F106    2732   156100             SOLE                 156100
SYNVISTA THERAPEUTICS INC           COM             87164M100       2    22000             SOLE                  22000
TECHNITROL INC                      COM             878555101     401    43500             SOLE                  43500
TERADATA CORP                       COM             88076W103    1951    70900             SOLE                  70900
TRIAN ACQUISITION I CORP            COM             89582E108    3615   371541             SOLE                 371541
UNITED REFINING ENERGY CORP         COM             911360105   27198  2733450             SOLE                2733450
US NATURAL GAS FUND LP              UNIT            912318102   12233  1042000             SOLE                1042000
VERISIGN INC                        COM             92343E102    1367    57700             SOLE                  57700
VISA INC                            COM CL A        92826C839    1147    16600             SOLE                  16600
ENTERPRISE ACQUISITION CORP         WTS             29365R108     472  1814500             SOLE                1814500
SAPPHIRE INDUSTRIALS CORP           WTS             80306T117     551  1223400             SOLE                1223400